Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Deferred revenue	$ 840,935	$ 829,839
Accounts payable and accrued expenses	562,773	465,665
Accrued interest	371,996	408,106
Derivative liabilities (Note 12)	72,727	15,440
Operating lease liabilities (Note 17)	48,961	55,777
Accounts payable, accrued expenses and other liabilities	$ 1,897,392	$ 1,774,827